Label	Element	Value
Soundwatch Hedged Equity ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.40%
Soundwatch Hedged Equity ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Soundwatch Hedged Equity ETF | S&P 500 Index 12/31/2026 C6,470 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Soundwatch Hedged Equity ETF | S&P 500 Index 12/31/2026 P6,180 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Soundwatch Hedged Equity ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Soundwatch Hedged Equity ETF | S&P 500 Index 12/31/2026 P6,470 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Soundwatch Hedged Equity ETF | S&P 500 Index 12/31/2026 P5,650 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Soundwatch Hedged Equity ETF | S&P 500 Index 12/31/2026 C6,940 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.70%)